Schedule of other receivables (Details) (Paranthetical)	1 Months Ended
	May 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	May 31, 2022 SGD ($)	Mar. 01, 2021 USD ($)	Mar. 01, 2021 SGD ($)	Jan. 18, 2018 USD ($)	Jan. 18, 2018 SGD ($)
Receivables [Abstract]
Investment amount							$ 1,900,000	$ 2,580,000
Investment owned face amount					$ 1,913,096	$ 2,580,000
Additional amount					1,905,681	2,570,000
Installment received					$ 900,000	$ 1,200,000
Remaining balance	$ 2,800,000			$ 3,950,000
Debt intrument interest rate, description	interest rate of 3% beginning on July 31, 2022, October 31, 2022, January 31, 2023, April 30, 2023, July 31, 2023, October 31, 2023, January 31, 2024, and April 30, 2024.
Other installment amount		$ 700,000	$ 987,500